Income Tax Expense - Summary of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets And Liabilities [line items]
Total deferred tax assets	€ 2,023	€ 1,974
Deferred tax liabilities	(1,024)	(430)
Total deferred tax liabilities	(2,515)	(1,891)
Deferred Costs [Member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets		845
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	379	677
Inventories obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	354	297
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	1,278	59
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	12	96
Deferred tax liabilities	(131)	(131)
Deferred revenue IFRS 15 [Member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	(984)	(934)
Unrealised net gains on foreign exchange [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	(376)	(396)
Withholding tax on unremitted earnings of subsidiaries [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	€ (1,024)	€ (430)